Fees Summary	Aug. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,874,999
Previously Paid Amount	(0)
Total Fee Amount	440.17
Total Offset Amount	(0)
Net Fee	$ 440.17